SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Assumptions Used to Determine Fair Value of Options Granted
	2015	2014	2013

Expected volatility	23.02%-27.55%	27.47%-28.08%	27.5%-30.0%
Weighted average volatility	25.17%	27.72%	28.8%
Risk free interest rate	0.76%-1.18%	0.8%-1.2%	0.4%-0.9%
Expected dividend	0%-1.29%	0%-1.61%	0%-1.7%
Expected term (in years)	3.5-3.5	3.4	3.3-3.4

Schedule of Stock Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	3,580,793	23.54	4.39	97,061
Granted	865,801	28.47
Exercised	(1,108,649)	24.38
Forfeited	(575,224)	23.19
Cancelled	(11,137)	15.47

Outstanding at December 31, 2015	2,751,584	24.59	4.19	90,058

Exercisable at December 31, 2015	849,528	25.50	3.25	27,030

Schedule of Options Outstanding by Exercise Price Range
					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	options
exercise price	2015	term	price	2015	exercisable
		(Years)	$		$

$0.26	1,080,208	4.42	0.26	237,165	0.26
$0.69	6,361	3.69	0.69	6,361	0.69
$4.24-6.00	3,381	0.48	5.16	3,381	5.16
$6.87-9.64	736	2.57	9.08	736	9.08
$10.69-15.96	14,422	2.98	16.61	14,422	13.61
$17.72-26.09	9,552	2.53	20.88	9,552	20.88
$28.21-40.32	1,188,524	3.63	36.72	562,911	35.88
$49.08-65.41	448,400	5.26	52.00	15,000	65.41

	2,751,584	4.19	24.59	849,528	25.50

Schedule of Restricted Stock Units Activity
Number of RSU & RSA*

Outstanding at January 1, 2015	771,565
Issued	376,367
Vested	(300,030)
Forfeited	(94,697)

Outstanding at December 31, 2015	753,205

Schedule of Allocated Share-Based Compensation Expense
	Year ended December 31,
	2015	2014	2013

Cost of revenues	$3,712	$4,472	$4,421
Research and development, net	2,161	2,483	2,795
Selling and marketing	11,266	12,361	9,383
General and administrative	10,521	9,224	8,449

Total stock-based compensation expenses	$27,660	$28,540	$25,048